STOCK OPTIONS AND WARRANTS (Details 3) - $ / shares shares in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
Class of Warrant or Right, Outstanding		14,455	14,455		345
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.35	$ 1.35
Guarantee Warrants [Member]
Class of Warrant or Right, Outstanding		345	345	[1]	345	[1]
Warrants Grant Date		2014-10	2014-10
Warrants Expiration Date		2019-10	2019-10
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.16	$ 1.16
Original Warrants [Member]
Class of Warrant or Right, Outstanding			11,075	[2]	0
Warrants Grant Date			2016-06
Warrants Expiration Date	[3]		2026-06
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.35
Anti-dilution Warrants [Member]
Class of Warrant or Right, Outstanding			3,035	[2]	0
Warrants Grant Date			2016-10
Warrants Expiration Date	[3]		2026-10
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.35
Origination Agent Warrants With Antidulition Issuance [Member]
Class of Warrant or Right, Outstanding		3,035
Warrants Grant Date		2016-10
Warrants Expiration Date		2026-10
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.35
Origination Agent Warrants With Credit Facility Issuance [Member]
Class of Warrant or Right, Outstanding		11,075
Warrants Grant Date		2016-06
Warrants Expiration Date		2026-06
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.35

[1]	In October 2014, the Company issued warrants to certain owners of Series B Preferred Stock, in exchange for a guarantee up to £550,000 to the United Kingdom government for support service agreements to be provided by the Company for approximately three years. As of December 31, 2016, all of the shares pursuant to the warrants are exercisable and no shares have been exercised since the original grant. Since a performance commitment date has not been established, the fair value of the warrants is adjusted periodically until the commitment date occurs. The aggregate fair value through December 31, 2016 amounts to $84,000, which was amortized as a component of sales and marketing expense over the guarantee period. Accordingly, the Company recognized expenses of approximately $8,000, $59,000 and $(7,000), respectively, for the years ended December 31, 2014, 2015 and 2016. The unamortized expense as of December 31, 2016 is approximately $24,000, which is expected to be amortized to sales and marketing expense during the year ending December 31, 2017.
[2]	In order to maintain the number of shares equivalent to 5.0% of the Company’s fully-diluted share capital, the number of shares issuable under the original warrant increased in October 2016. The number of shares is subject to further increases if the Company completes additional equity offerings up to $10.0 million.
[3]	The expiration date is the earlier to occur of the stated expiration date or the date when the Company experiences a change of control.